Income Taxes	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Taxes
11. Income Taxes
The difference between the effective tax rate and the U.S. federal tax rate is as follows:

	Year Ended
	December 31,
	2022	2021
Federal income tax	(21.0)%	(21.0)%
State income tax, less federal benefits	(6.7)%	(7.6)%
Permanent differences	1.5%	1.7%
Change in valuation allowance	26.7%	27.1%
Credits	(0.5)%	(0.4)%
Other	0.0%	0.2%

Effective tax rate	0.0%	0.0%

Significant components of the Company’s deferred income taxes consist of the following (in thousands):

	As of December 31,
	2022	2021
Deferred Tax Assets:

Intangible asset basis differences	$43	$47
Net operating loss carryforwards	12,894	8,918
Tax credit carryforwards	399	145
Capitalized research and development costs	5,422	—
Other	1,017	530

Total deferred tax assets	19,775	9,640
Deferred Tax Liabilities:
Fixed asset basis difference	(49)	(33)
Goodwill differences	(175)	(129)

Total deferred tax liabilities	(224)	(162)
Valuation allowance	(19,551)	(9,478)

Net deferred tax assets	$—	$—

Realization of tax assets is dependent upon future earnings, the timing and amount of which are uncertain. Accordingly, the U.S. net deferred tax assets have been fully offset by a valuation allowance. The changes in the valuation allowance for the years ended December 31, 2022 and 2021 were $10.1 million and $6.7 million, respectively.

As of December 31, 2022, the Company had federal net operating loss carryforwards of approximately $39.5 million, which has no expiration for federal tax purposes. As of December 31, 2022, the Company had California net operating loss carryforwards of approximately $65.8 million, which will begin to expire in 2039 for California tax purposes. At December 31, 2022, the Company also had Colorado net operating loss carryforwards of approximately $4,000, which will begin to expire in 2041 for Colorado tax purposes.

Internal Revenue Code of 1986, as amended (IRC) Section 382 imposes limitations on the use of net operating loss carryforwards when the stock ownership of one or more 5% stockholders (stockholders owning more than 5% or more of the Company’s outstanding capital stock) has increased on a cumulative basis by more than 50 percentage points. There is a risk of an ownership change beyond the control of the Company that could trigger a limitation of the use of the loss carryover. As of December 31, 2022, the Company has not completed an analysis whether an ownership change occurred under Section 382, which, if it did occur, could substantially limit its ability in the future to utilize its net operating loss and other tax carryforwards.
As of December 31, 2022, the Company had Federal research and development credit carryforwards of approximately $0.4 million, which will begin to expire in 2041. The Company had California research and development carryforwards of $0.2 million, which will not expire.
The Company adopted the provisions of FASB Accounting Standards Codification (ASC
740-10),
Accounting for Uncertainty in Income Taxes, upon the date of incorporation. ASC
740-10
prescribes a comprehensive model for the recognition, measurement presentation and disclosure in financial statements of any uncertain tax positions that have been taken or expected to be taken on a tax return. It is the Company’s policy to include penalties and interest expense related to income taxes as a component of other expense and interest expense, respectively, as necessary. During the years ended December 31, 2022 and 2021, the Company had not recognized any tax-related
penalties or interest. At December 31, 2022 the gross unrecognized tax benefit relating to research and development credits was $0.2 million, none of which if recognized would reduce the effective tax rate in a future period, due the Company’s full valuation allowance on U.S. net deferred tax assets. The Company does not expect that its uncertain tax positions will materially change in the next twelve months. The following table summarizes the changes to the Company’s unrecognized tax benefits (in thousands):

	As of
	December 31,
	2022	2021
Balance, beginning of the period	$47	$7
Increase related to prior year positions	7	2
Increase related to current year positions	110	38

Balance, end of the period	$164	$47

All tax returns will remain open for examination by the federal and state taxing authorities for three and four years, respectively, from the date of utilization of any net operating loss carryforwards or research and development credits.
On August 9, 2022 and August 16, 2022, the Creating Helpful Incentives to Produce Semiconductors (CHIPS) Act and the Inflation Reduction Act (IRA), respectively, were signed into law. The CHIPS Act and IRA contain among other things, some income tax provisions that establish a corporate alternative minimum tax and provide tax incentives for semiconductor manufacturing and research. The Company has evaluated the current legislation and at this time, does not anticipate either to have a material impact on its financial statements.
The Tax Cuts and Jobs Act (TCJA) included a change in the treatment of research and development (R&D) expenditures for tax purposes under Section 174. Effective for tax years beginning after December 31, 2021, specified R&D expenditures must undergo a
5-year
amortization period for domestic spend and a
15-year
amortization period for foreign spend. Prior to the effective date (2021 tax year and prior), taxpayers were able to immediately expense R&D costs under Section 174(a) or had the option to capitalize and amortize R&D expenditures over a
5-year
recovery period under Section 174(b). The company has evaluated the current legislation at this time, and prepared the provision by following the treatment of R&D expenditures for tax purposes under Section 174.